Employee benefit expenses and other operating income and expenses	12 Months Ended
Dec. 31, 2022
Employee benefit expenses and other operating income and expenses [Abstract]
Employee benefit expenses and other operating income and expenses
Note 20.- Employee benefit expenses and other operating income and expenses

Employee benefit expenses

The table below shows the employee benefit expenses and the average monthly number of employees for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
	2022	2021	2020

Employee benefit expenses	80,232	78,758	54,464
Average monthly number of employees	874	655	441

The increase in employee benefit expenses in 2022 compared to 2021 is primarily due to the internalization of operation and maintenance services in some of the solar assets in Spain since June 2022 and of Kaxu since February 2022. The increase in 2021 compared to 2020 was primarily due to the acquisition of Rioglass and Coso made effective in January 2021 and April 2021, respectively.

Other operating income and expenses

The table below shows the detail of Other operating income and expenses for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
Other operating income	2022	2021	2020

Grants	59,056	60,746	59,010
Insurance proceeds and other	21,726	13,925	40,515
Total	80,782	74,670	99,525

	For the year ended December 31,
Other operating expenses	2022	2021	2020
Raw materials and consumables used	(19,639)	(70,690)	(7,792)
Leases and fees	(11,512)	(9,332)	(2,531)
Operation and maintenance	(140,382)	(154,007)	(110,873)
Independent professional services	(38,894)	(39,177)	(40,193)
Supplies	(59,336)	(40,790)	(27,926)
Insurance	(45,756)	(45,429)	(37,638)
Levies and duties	(19,764)	(29,949)	(39,820)
Other expenses	(15,965)	(24,957)	(9,891)
Total	(351,248)	(414,330)	(276,666)

Grants income mainly relate to ITC cash grants and implicit grants recorded for accounting purposes in relation to the FFB loans with interest rates below market rates in Solana and Mojave projects (Note 16).

The decrease in other operating expenses in 2022, and specifically Raw materials and consumables used, is primarily due to a specific non-recurrent solar project of Rioglass which ended in October 2021.